Capital Structure, Warrants (Details) - Class A Warrants [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Warrants [Abstract]
Shares issued upon exercise of warrants (in shares)	0
Warrants outstanding (in shares)	6,962,770
Warrant exercise price (in dollars per share) | $ / shares	$ 2.25
Shares to be issued upon exercise of remaining warrants (in shares)	6,962,770